                                             Supplement to Prospectus Dated May 1, 2002
                                                   Supplement dated June 28, 2002

This Supplement  should be retained with the current  Prospectus for your variable  annuity contract issued by American Skandia Life
Assurance  Corporation  ("American  Skandia").  If you do not  have  a  current  prospectus,  please  contact  American  Skandia  at
1-800-SKANDIA.

A.                                                           SUB-ACCOUNT CLOSING

AST Goldman Sachs Small-Cap Value Portfolio/Sub-account

Effective  close of  business  June 28,  2002,  the AST  Goldman  Sachs  Small-Cap  Value  portfolio  will no longer be offered as a
Sub-account  under the Annuity,  except as noted below.  Existing  contracts  with Account Value  allocated to the AST Goldman Sachs
Small-Cap  Value  Sub-account  on or before June 28, 2002 may continue to allocate  Account  Value and make  transfers  into the AST
Goldman Sachs Small-Cap Value  Sub-account,  including any bank drafting,  dollar cost averaging,  asset  allocation and rebalancing programs.  Contracts  issued after June 28, 2002 will not be allowed to allocate  Account Value to the AST Goldman  Sachs  Small-Cap
Value  Sub-account  unless we receive all  required  information  and included  instructions  to allocate  Account  Value to the AST
Goldman Sachs Small-Cap Value Sub-account on or before June 28, 2002.

The AST Goldman  Sachs  Small-Cap  Value  Sub-account  may be offered to new contract  Owners at some future date;  however,  at the present time, American Skandia has no intention to do so.

B.                                                    PORTFOLIO/SUB-ACCOUNT NAME CHANGE

AST INVESCO Equity Income Portfolio/Sub-account

Effective  July 1,  2002,  the AST  INVESCO  Equity  Income  portfolio  will  change its name to AST  INVESCO  Capital  Income.  All references in the Prospectus to AST INVESCO Equity Income are deleted and replaced with AST INVESCO Capital Income.

                                                       C. INVESTMENT OPTIONS

WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS?

The investment objective and/or policy of certain Sub-accounts has changed as follows:

AST MFS Global Equity: The investment objective/policy is deleted and replaced with the following:
                                                          --------------------
"seeks capital growth.  Under normal  circumstances  the Portfolio  invests at least 80% of its assets in equity  securities of U.S.
and  foreign  issuers  (including  issuers in  developing  countries).  The  Portfolio  generally  seeks to purchase  securities  of companies with relatively large market capitalizations relative to the market in which they are traded."

AST Goldman Sachs Small-Cap Value: The following is added to the investment objective/policy:
                                                    -----
"Effective July 31, 2002, the Portfolio will have a non-fundamental  policy to invest, under normal  circumstances,  at least 80% of the value of its  assets in small  capitalization  companies.  The 80%  investment  requirement  applies  at the time the  Portfolio invests its assets."

AST Gabelli Small-Cap Value: The following is added to the investment objective/policy:
                                              -----
"Effective July 31, 2002, the Portfolio will have a non-fundamental  policy to invest, under normal  circumstances,  at least 80% of the value of its assets in small capitalization companies."

AST Cohen & Steers  Realty:  The sentence "The Portfolio  pursues its  investment  objective by seeking,  with  approximately  equal emphasis, capital growth and current income." is deleted and replaced with the following:
                                                 --------------------
"The  Portfolio  pursues its  investment  objective  by  investing,  under normal  circumstances,  at least 80% of its net assets in securities of real estate related issuers."

AST Sanford  Bernstein  Managed Index 500: The sentence  "seeks to outperform the Standard & Poor's 500 Composite  Stock Price Index
(the "S&P500(R)") through stock selection  resulting in different  weightings of common stocks relative to the index." is deleted and
                                                                                                                          ------------
replaced with the following:
--------
"will  invest,  under  normal  circumstances,  at least 80% of its net assets in  securities  included in the  Standard & Poor's 500
Composite Stock Price Index (the "S&P 500(R)").  The Portfolio  seeks to outperform the S&P 500 through stock  selection  resulting in different weightings of common stocks relative to the index."

AST Lord Abbett  Bond-Debenture:  The  sentences  "The  Portfolio  pursues its  objective  by normally  investing  in high yield and investment grade debt securities,  securities  convertible into common stock and preferred stocks. Under normal  circumstances,  the
Portfolio  invests at least 65% of its total assets in fixed income  securities of various types." are deleted and replaced with the
                                                                                                       --------------------
following:
"To pursue its objective,  the Portfolio will invest, under normal  circumstances,  at least 80% of the value of its assets in fixed income  securities and normally  invests  primarily in high yield and investment grade debt  securities,  securities  convertible in common stock and preferred stocks."

Montgomery Variable Series - Emerging Markets: The following is added to the investment objective/policy:
                                                                -----
"Effective July 31, 2002, the Portfolio will seek long-term capital  appreciation  under normal conditions by investing at least 80%
of its total assets in stocks of companies of any size based in the world's developing economies."

WFVT Equity Value: The investment objective/policy is deleted and replaced with the following:
                                                      --------------------
"seeks  long-term  capital  appreciation  and  above-average  dividend  income.  The  Portfolio  pursues its  objective by investing primarily in equity  securities of U.S.  companies with strong return  potential  based on current market  valuations.  Under normal circumstances,  the Portfolio  invests at least 80% of its assets in equity securities of companies with market  capitalizations  of
$3 billion or more. The Portfolio may also invest in convertible  debt  securities with the same  characteristics  as common stocks, and in preferred stocks, warrants, and securities of foreign companies through ADRs and similar investments."

Evergreen VA Special Equity: The investment objective/policy is deleted and replaced with the following:
                                                                --------------------
seeks capital growth.  The Portfolio  normally  invests at least 80% of its assets in common stocks of small U.S.  companies  (i.e., companies whose market  capitalizations  fall within the range of the Russell 2000(R)Index,  at the time of purchase).  The remaining
20% of the Portfolio's  assets may be represented by cash or invested in various cash equivalents.  The Portfolio's  advisor selects stocks of companies which it believes have the potential for accelerated growth in earnings and price.

ASAP/ ASAP2 / ASXT/ASL/ ASPro/ CH2/                                                                         92001A0702 / 92001K0702
ASImpact - SUPP. (06/28/2002)                                 1                          ASAPII / ASXT / ASL / EDB / CHOICE / AXIOM

                                    Supplement to Prospectus Dated May 1, 2002
                                          Supplement dated June 28, 2002

This  Supplement  should be retained with the current  Prospectus  for your  variable  annuity  contract  issued by
American  Skandia  Life  Assurance  Corporation  ("American  Skandia").  If you do not have a  current  prospectus, please contact American Skandia at 1-800-SKANDIA.

A.                                                  SUB-ACCOUNT CLOSING

AST Goldman Sachs Small-Cap Value Portfolio/Sub-account

Effective  close of business  June 28, 2002,  the AST Goldman Sachs  Small-Cap  Value  portfolio  will no longer be offered  as a  Sub-account  under the  Annuity,  except as noted  below.  Existing  contracts  with  Account  Value allocated  to the AST  Goldman  Sachs  Small-Cap  Value  Sub-account  on or before  June 28,  2002 may  continue to allocate  Account Value and make transfers into the AST Goldman Sachs  Small-Cap Value  Sub-account,  including any bank drafting,  dollar cost averaging,  asset allocation and rebalancing programs.  Contracts issued after June 28,
2002 will not be allowed to allocate Account Value to the AST Goldman Sachs Small-Cap Value  Sub-account  unless we receive all required  information  and included  instructions  to allocate  Account  Value to the AST Goldman Sachs
Small-Cap Value Sub-account on or before June 28, 2002.

The AST Goldman  Sachs  Small-Cap  Value  Sub-account  may be offered to new  contract  Owners at some future date;
however, at the present time, American Skandia has no intention to do so.

B.                                           PORTFOLIO/SUB-ACCOUNT NAME CHANGE

AST INVESCO Equity Income Portfolio/Sub-account

Effective  July 1, 2002,  the AST INVESCO  Equity  Income  portfolio  will  change its name to AST INVESCO  Capital
Income.  All  references in the  Prospectus to AST INVESCO  Equity Income are deleted and replaced with AST INVESCO
Capital Income.

                                               C. INVESTMENT OPTIONS

WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS?

The investment objective and/or policy of certain Sub-accounts has changed as follows:

WFVT Equity Value: The investment objective/policy is deleted and replaced with the following:
                                                      --------------------
"seeks long-term  capital  appreciation and above-average  dividend income.  The Portfolio pursues its objective by investing  primarily in equity  securities of U.S.  companies with strong return  potential based on current market valuations.  Under normal  circumstances,  the Portfolio invests at least 80% of its assets in equity securities of companies with market  capitalizations  of $3 billion or more.  The Portfolio may also invest in  convertible  debt securities with the same  characteristics  as common stocks, and in preferred stocks,  warrants,  and securities of foreign companies through ADRs and similar investments."

AST Goldman Sachs Small-Cap Value: The following is added to the investment objective/policy:
                                                    -----
"Effective July 31, 2002, the Portfolio will have a non-fundamental  policy to invest, under normal  circumstances, at least  80% of the  value of its  assets  in  small  capitalization  companies.  The 80%  investment  requirement applies at the time the Portfolio invests its assets."

AST Gabelli Small-Cap Value: The following is added to the investment objective/policy:
                                              -----
"Effective July 31, 2002, the Portfolio will have a non-fundamental  policy to invest, under normal  circumstances, at least 80% of the value of its assets in small capitalization companies."

AST Cohen & Steers  Realty:  The  sentence  "The  Portfolio  pursues its  investment  objective  by  seeking,  with approximately equal emphasis, capital growth and current income." is deleted and replaced with the following:
                                                                     --------------------
"The Portfolio pursues its investment objective by investing,  under normal circumstances,  at least 80% of its net assets in securities of real estate related issuers."

Montgomery Variable Series - Emerging Markets: The following is added to the investment objective/policy:
                                                                -----
"Effective  July 31, 2002,  the Portfolio  will seek  long-term  capital  appreciation  under normal  conditions by investing  at least 80% of its total  assets in stocks of  companies  of any size based in the  world's  developing economies."

Wells VA+/ Wells ASL/ Wells XT/                                                                             92001E0702 / 92001F0702
Wells APEX - SUPP. (06/28/2002)                               1                                          SV2 / WFASL / WFXT / WAPEX

                                    Supplement to Prospectus Dated May 1, 2002
                                          Supplement dated June 28, 2002

This  Supplement  should be retained with the current  Prospectus  for your  variable  annuity  contract  issued by
American  Skandia  Life  Assurance  Corporation  ("American  Skandia").  If you do not have a  current  prospectus, please contact American Skandia at 1-800-SKANDIA.

                                                INVESTMENT OPTIONS

WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS?

The   investment    objective   and/or   policy   of   certain    Sub-accounts   has   changed.    The   investment
objective(s)/policy(ies) noted below are deleted and replaced with the following:
                                         --------------------

Evergreen VA Special Equity:  seeks capital growth.  The Portfolio  normally  invests at least 80% of its assets in common stocks of small U.S. companies (i.e.,  companies whose market  capitalizations  fall within the range of the
Russell 2000(R)Index, at the time of purchase).  The remaining 20% of the  Portfolio's  assets may be represented by cash or invested in various  cash  equivalents.  The  Portfolio's  advisor  selects  stocks of  companies  which it believes have the potential for accelerated growth in earnings and price.

Evergreen VA Small Cap Value:  seeks capital growth.  The Portfolio  normally invests at least 80% of its assets in common stocks of small U.S. companies (i.e.,  companies whose market  capitalizations  fall within the range of the
Russell 2000(R)Index, at the time of purchase).  The remaining 20% of the  Portfolio's  assets may be represented by cash or invested  in various  cash  equivalents  or common  stocks of any market  capitalization.  The  Portfolio's advisor seeks to limit the  investment  risk of small company  investing by seeking stocks that trade below what it considers their intrinsic value.

Evergreen VA Blue Chip:  seeks  capital  growth with the potential for income.  The Portfolio  normally  invests at least 80% of its assets in "blue chip" stocks.  Blue chip stocks are the common stocks of  well-established,  large
U.S.  companies with a long history of  performance,  typically  recognizable  names  representing a broad range of industries.  The market  capitalization  of the  stocks  selected  will be within the range  tracked by the S&P 500
Index,  at the time of  purchase.  The  remaining  20% of the  Portfolio's  assets  may be  represented  by cash or invested in various cash  equivalents.  The Portfolio's  stock selection is based on a diversified  style of equity management that allows it to invest in both growth- and value- oriented securities.

Davis Value:  "seeks long-term growth of capital.  Under normal  circumstances  the Portfolio  invests the majority of its assets in equity  securities  issued by companies with market  capitalizations  of at least $10 billion that the advisor  believes are of high quality and whose shares are selling at attractive  prices.  The advisor  selects stocks with the intention of holding them for the long term."

EVA/ EVA XT  - SUPP. (06/28/2002)                                                                       EVA / EVAXT

                                             Supplement to Prospectus Dated May 1, 2002
                                                   Supplement dated June 28, 2002

This Supplement  should be retained with the current  Prospectus for your variable  annuity contract issued by American Skandia Life
Assurance  Corporation  ("American  Skandia").  If you do not  have  a  current  prospectus,  please  contact  American  Skandia  at
1-800-SKANDIA.

A.                                                           SUB-ACCOUNT CLOSING

AST Goldman Sachs Small-Cap Value Portfolio/Sub-account

Effective  close of  business  June 28,  2002,  the AST  Goldman  Sachs  Small-Cap  Value  portfolio  will no longer be offered as a
Sub-account  under the Annuity,  except as noted below.  Existing  contracts  with Account Value  allocated to the AST Goldman Sachs
Small-Cap  Value  Sub-account  on or before June 28, 2002 may continue to allocate  Account  Value and make  transfers  into the AST
Goldman Sachs Small-Cap Value  Sub-account,  including any bank drafting,  dollar cost averaging,  asset  allocation and rebalancing programs.  Contracts  issued after June 28, 2002 will not be allowed to allocate  Account Value to the AST Goldman  Sachs  Small-Cap
Value  Sub-account  unless we receive all  required  information  and included  instructions  to allocate  Account  Value to the AST
Goldman Sachs Small-Cap Value Sub-account on or before June 28, 2002.

The AST Goldman  Sachs  Small-Cap  Value  Sub-account  may be offered to new contract  Owners at some future date;  however,  at the present time, American Skandia has no intention to do so.

B.                                                    PORTFOLIO/SUB-ACCOUNT NAME CHANGE

AST INVESCO Equity Income Portfolio/Sub-account

Effective  July 1,  2002,  the AST  INVESCO  Equity  Income  portfolio  will  change its name to AST  INVESCO  Capital  Income.  All references in the Prospectus to AST INVESCO Equity Income are deleted and replaced with AST INVESCO Capital Income.

                                                       C. INVESTMENT OPTIONS

WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS?

The investment objective and/or policy of certain Sub-accounts has changed as follows:

AST MFS Global Equity: The investment objective/policy is deleted and replaced with the following:
                                                          --------------------
"seeks capital growth.  Under normal  circumstances  the Portfolio  invests at least 80% of its assets in equity  securities of U.S.
and  foreign  issuers  (including  issuers in  developing  countries).  The  Portfolio  generally  seeks to purchase  securities  of companies with relatively large market capitalizations relative to the market in which they are traded."

AST Goldman Sachs Small-Cap Value: The following is added to the investment objective/policy:
                                                    -----
"Effective July 31, 2002, the Portfolio will have a non-fundamental  policy to invest, under normal  circumstances,  at least 80% of the value of its  assets in small  capitalization  companies.  The 80%  investment  requirement  applies  at the time the  Portfolio invests its assets."

AST Gabelli Small-Cap Value: The following is added to the investment objective/policy:
                                              -----
"Effective July 31, 2002, the Portfolio will have a non-fundamental  policy to invest, under normal  circumstances,  at least 80% of the value of its assets in small capitalization companies."

AST Cohen & Steers  Realty:  The sentence "The Portfolio  pursues its  investment  objective by seeking,  with  approximately  equal emphasis, capital growth and current income." is deleted and replaced with the following:
                                                 --------------------
"The  Portfolio  pursues its  investment  objective  by  investing,  under normal  circumstances,  at least 80% of its net assets in securities of real estate related issuers."

AST Sanford  Bernstein  Managed Index 500: The sentence  "seeks to outperform the Standard & Poor's 500 Composite  Stock Price Index
(the "S&P500(R)") through stock selection  resulting in different  weightings of common stocks relative to the index." is deleted and
                                                                                                                          ------------
replaced with the following:
--------
"will  invest,  under  normal  circumstances,  at least 80% of its net assets in  securities  included in the  Standard & Poor's 500
Composite Stock Price Index (the "S&P 500(R)").  The Portfolio  seeks to outperform the S&P 500 through stock  selection  resulting in different weightings of common stocks relative to the index."

AST Lord Abbett  Bond-Debenture:  The  sentences  "The  Portfolio  pursues its  objective  by normally  investing  in high yield and investment grade debt securities,  securities  convertible into common stock and preferred stocks. Under normal  circumstances,  the
Portfolio  invests at least 65% of its total assets in fixed income  securities of various types." are deleted and replaced with the
                                                                                                       --------------------
following:
"To pursue its objective,  the Portfolio will invest, under normal  circumstances,  at least 80% of the value of its assets in fixed income  securities and normally  invests  primarily in high yield and investment grade debt  securities,  securities  convertible in common stock and preferred stocks."

Montgomery Variable Series - Emerging Markets: The following is added to the investment objective/policy:
                                                                -----
"Effective July 31, 2002, the Portfolio will seek long-term capital  appreciation  under normal conditions by investing at least 80%
of its total assets in stocks of companies of any size based in the world's developing economies."

WFVT Equity Value: The investment objective/policy is deleted and replaced with the following:
                                                      --------------------
"seeks  long-term  capital  appreciation  and  above-average  dividend  income.  The  Portfolio  pursues its  objective by investing primarily in equity  securities of U.S.  companies with strong return  potential  based on current market  valuations.  Under normal circumstances,  the Portfolio  invests at least 80% of its assets in equity securities of companies with market  capitalizations  of
$3 billion or more. The Portfolio may also invest in convertible  debt  securities with the same  characteristics  as common stocks, and in preferred stocks, warrants, and securities of foreign companies through ADRs and similar investments."

Evergreen VA Special Equity: The investment objective/policy is deleted and replaced with the following:
                                                                --------------------
seeks capital growth.  The Portfolio  normally  invests at least 80% of its assets in common stocks of small U.S.  companies  (i.e., companies whose market  capitalizations  fall within the range of the Russell 2000(R)Index,  at the time of purchase).  The remaining
20% of the Portfolio's  assets may be represented by cash or invested in various cash equivalents.  The Portfolio's  advisor selects stocks of companies which it believes have the potential for accelerated growth in earnings and price.

Evergreen VA Blue Chip: The investment objective/policy is deleted and replaced with the following:
                                                           --------------------
seeks  capital  growth with the  potential  for income.  The  Portfolio  normally  invests at least 80% of its assets in "blue chip"
stocks.  Blue chip stocks are the common  stocks of  well-established,  large U.S.  companies  with a long  history of  performance, typically  recognizable  names  representing a broad range of industries.  The market  capitalization of the stocks selected will be within the range  tracked  by the S&P 500  Index,  at the time of  purchase.  The  remaining  20% of the  Portfolio's  assets may be represented by cash or invested in various cash  equivalents.  The Portfolio's  stock  selection is based on a diversified  style of equity management that allows it to invest in both growth- and value- oriented securities.

FUSI AS2/ FUSI XT/ FUSI ASL - SUPP. (06/28/2002)              1                                                          92001G0702
                                                                                                                FSII / FSASL / FSXT